employee future benefits	6 Months Ended
Jun. 30, 2023
employee future benefits
employee future benefits

15employee future benefits

(a)	Defined benefit pension plans – summary

Amounts in the primary financial statements relating to defined benefit pension plans

Three-month periods ended June 30		2023			2022
			Defined benefit			Defined benefit
			obligations			obligations
(millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(20)		$—	$(28)
Benefits earned for past service		—	—		—	—
Employees’ contributions		5	—		5	—
Administrative fees		(1)	—		(2)	—
		4	(20)	$(16)	3	(28)	$(25)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		109	(100)		74	(74)
Interest effect on asset ceiling limit		(11)	—		(2)	—
		98	(100)	(2)	72	(74)	(2)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(18)			(27)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		8	—		(875)	—
Changes in plan financial assumptions		—	(9)		—	1,536
Changes in the effect of limiting net defined benefit assets to the asset ceilings [5]		6	—		(475)	—
		14	(9)	5	(1,350)	1,536	186
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				$(13)			$159

Six-month periods ended June 30		2023			2022
			Defined benefit			Defined benefit
			obligations			obligations
(millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(38)		$—	$(55)
Benefits earned for past service		—	—		—	(3)
Employees’ contributions		9	—		9	—
Administrative fees		(2)	—		(3)	—
		7	(38)	$(31)	6	(58)	$(52)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		219	(200)		148	(149)
Interest effect on asset ceiling limit		(23)	—		(3)	—
		196	(200)	(4)	145	(149)	(4)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(35)			(56)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		234	—		(1,418)	—
Changes in plan financial assumptions		—	(200)		—	3,027
Changes in the effect of limiting net defined benefit assets to the asset ceilings		(35)	—		(1,209)	—
		199	(200)	(1)	(2,627)	3,027	400
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				(36)			344
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		16	—	16	25	—	25
BENEFITS PAID BY PLANS		(234)	234	—	(234)	234	—
PLAN ACCOUNT BALANCES [5]
Change in period		184	(204)	(20)	(2,685)	3,054	369
Balance, beginning of period		7,990	(8,075)	(85)	10,043	(10,233)	(190)
Balance, end of period		$8,174	$(8,279)	$(105)	$7,358	$(7,179)	$179
FUNDED STATUS – PLAN SURPLUS (DEFICIT)
Pension plans that have plan assets in excess of defined benefit obligations accrued	20	$7,349	$(7,042)	$307	$7,354	$(6,832)	$522
Pension plans that have defined benefit obligations accrued in excess of plan assets
Funded		825	(1,029)	(204)	4	(162)	(158)
Unfunded		—	(208)	(208)	—	(185)	(185)
	27	825	(1,237)	(412)	4	(347)	(343)
		$8,174	$(8,279)	$(105)	$7,358	$(7,179)	$179

1	Defined benefit obligations accrued are the actuarial present values of benefits attributed to employee services rendered to a particular date.
2	The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued at the end of the immediately preceding fiscal year.
3	Excluding income taxes.
4	Financial assumptions in respect of plan assets (interest income on plan assets included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued) and demographic assumptions in respect of the actuarial present values of the defined benefit obligations accrued, as at the end of the immediately preceding fiscal year for both.
5	Effect of asset ceiling limit at June 30, 2023, was $976 (December 31, 2022 - $918).

(b)Defined contribution plans – expense

Our total defined contribution pension plan costs recognized were as follows:

	Three months		Six months
Periods ended June 30 (millions)	2023	2022	2023	2022
Union pension plan and public service pension plan contributions	$4	$5	$8	$9
Other defined contribution pension plans	31	25	55	47
	$35	$30	$63	$56